UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08611

Legg Mason Charles Street Trust, Inc.

(Exact name of registrant as specified in charter)

55 Water Street New York, NY, 10041

Fund Address:

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 Stamford Place

Stamford, CT 06902

Name and address of agent for service:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Servicing 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Item 1 – Portfolio of Investments

LEGG MASON CHARLES STREET TRUST, INC.

LEGG MASON BATTERYMARCH U.S. SMALL

CAPITALIZATION EQUITY PORTFOLIO

(FORMERLY KNOWN AS

BATTERYMARCH U.S. SMALL

CAPITALIZATION EQUITY

PORTFOLIO)

FORM N-Q

SEPTEMBER 30, 2009

Quarterly Report to Shareholders 1

Portfolio of Investments

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio

September 30, 2009 (Unaudited)

	Shares/Par	Value
Common Stocks and Equity Interests — 99.6%
Consumer Discretionary — 17.9%
Auto Components — 0.5%
Cooper Tire and Rubber Co.	47,500	$835,050
Spartan Motors Inc.	43,300	222,562

		1,057,612

Distributors — 0.1%
Core-Mark Holding Co. Inc.	6,100	174,460	A

Diversified Consumer Services — 0.7%
Lincoln Educational Services	29,700	679,536	A
Pre-Paid Legal Services Inc.	5,200	264,160	A
Steiner Leisure Ltd.	16,638	594,975	A

		1,538,671

Hotels, Restaurants and Leisure — 3.1%
Ambassadors Group Inc.	13,100	205,015
Bally Technologies Inc., Class A	15,800	606,246	A
Carrols Restaurant Group Inc.	20,520	155,131	A
CEC Entertainment Inc.	34,647	895,971	A
Isle of Capri Casinos Inc.	16,100	189,819	A
Jack in the Box Inc.	39,830	816,117	A
O’Charleys Inc.	9,440	88,453	A
Papa John’s International Inc.	17,000	417,690	A
Ruby Tuesday Inc.	48,000	404,160	A
WMS Industries Inc.	56,730	2,527,889	A
Youbet.com Inc.	63,800	133,980	A

		6,440,471

Internet and Catalog Retail — 0.4%
NutriSystem Inc.	5,100	77,826
PetMed Express Inc.	35,540	669,929

		747,755

Leisure Equipment and Products — 0.9%
Leapfrog Enterprises Inc.	24,880	102,257	A
Polaris Industries Inc.	29,950	1,221,361
RC2 Corp.	20,200	287,850	A
Sturm, Ruger and Co. Inc.	17,000	219,980

		1,831,448

Media — 0.5%
Carmike Cinemas Inc.	22,960	232,126	A
RCN Corp.	36,840	342,612	A
Scholastic Corp.	10,000	243,400
World Wrestling Entertainment Inc.	16,900	236,769

		1,054,907

Multiline Retail — 0.8%
Big Lots Inc.	70,550	1,765,161	A

2 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio - Continued

	Shares/Par	Value
Common Stocks and Equity Interests — Continued
Consumer Discretionary — Continued
Specialty Retail — 6.0%
Aaron Rents Inc.	10,310	$272,184
Aeropostale Inc.	64,495	2,803,598	A
Cabela’s Inc.	84,210	1,123,361	A
Chico’s FAS Inc.	75,100	976,300	A
Gymboree Corp.	18,766	907,899	A
Jos. A Bank Clothiers Inc.	21,800	975,986	A
Kirkland’s Inc.	31,400	447,450	A
Rent-A-Center Inc.	68,991	1,302,550	A
Sonic Automotive Inc.	74,489	782,134
The Children’s Place Retail Stores Inc.	5,200	155,792	A
The Dress Barn Inc.	14,000	251,020	A
The Finish Line Inc.	91,900	933,704
Tractor Supply Co.	33,990	1,645,796	A

		12,577,774

Textiles, Apparel and Luxury Goods — 4.9%
Carter’s Inc.	60,130	1,605,471	A
Deckers Outdoor Corp.	7,500	636,375	A
FGX International Holdings Ltd.	14,350	200,182	A
Fossil Inc.	39,200	1,115,240	A
G-III Apparel Group Ltd.	19,300	273,095	A
Oxford Industries Inc.	56,499	1,113,030
Steven Madden Ltd.	42,200	1,553,382	A
True Religion Apparel Inc.	36,900	956,817	A
UniFirst Corp.	31,840	1,415,288
Wolverine World Wide Inc.	57,884	1,437,839

		10,306,719

Consumer Staples — 2.0%
Food and Staples Retailing — 0.7%
The Pantry Inc.	38,050	596,624	A
United Natural Foods Inc.	38,410	918,767	A

		1,515,391

Food Products — 0.3%
Chiquita Brands International Inc.	33,000	533,280	A
Overhill Farms Inc.	14,180	85,789	A

		619,069

Personal Products — 1.0%
American Oriental Bioengineering Inc.	109,530	532,316	A
Nu Skin Enterprises Inc.	53,165	985,147
Prestige Brands Holdings Inc.	82,850	583,264	A

		2,100,727

Quarterly Report to Shareholders 3

	Shares/Par	Value
Common Stocks and Equity Interests — Continued
Energy — 7.2%
Energy Equipment and Services — 2.3%
Cal Dive International Inc.	16,400	$162,196	A
Dawson Geophysical Co.	25,462	697,150	A
Geokinetics Inc.	13,939	295,507	A
Gulf Island Fabrication Inc.	407	7,627
Hercules Offshore Inc.	71,000	348,610	A
Oil States International Inc.	40,000	1,405,200	A
Tetra Tech Inc.	31,725	841,664	A
Tetra Technologies Inc.	115,100	1,115,319	A

		4,873,273

Oil, Gas and Consumable Fuels — 4.9%
CVR Energy Inc.	114,949	1,429,966	A
International Coal Group Inc.	285,275	1,149,658	A
Rosetta Resources Inc.	71,660	1,052,685	A
Stone Energy Corp.	75,600	1,233,036	A
Syntroleum Corp.	130,800	353,160	A
Uranium Energy Corp.	24,300	71,685	A
VAALCO Energy Inc.	135,102	621,469	A
Venoco Inc.	50,100	576,651	A
Western Refining Inc.	112,900	728,205	A
World Fuel Services Corp.	63,013	3,029,035

		10,245,550

Financials — 17.1%
Commercial Banks — 4.6%
Bank of Hawaii Corp.	18,520	769,321
Bank of Marin Bancorp	1,400	43,862
Bank of the Ozarks Inc.	30,310	804,124
Camden National Corp.	3,900	128,856
City Holding Co.	20,464	610,032
CVB Financial Corp.	72,370	549,288
FirstMerit Corp.	78,697	1,497,604
Great Southern Bancorp Inc.	10,300	244,213
NBT Bancorp Inc.	37,080	835,783
Oriental Financial Group Inc.	66,600	845,820
Southside Bancshares Inc.	3,675	82,761
Sterling Bancorp	11,520	83,174
Tompkins Financial Corp.	8,150	356,155
TriCo Bancshares	19,250	315,700
UMB Financial Corp.	38,810	1,569,477
Westamerica Bancorporation	14,800	769,600

		9,505,770

Consumer Finance — 2.6%
Cash America International Inc.	60,243	1,816,929
Dollar Financial Corp.	116,670	1,869,053	A

4 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio - Continued

	Shares/Par	Value
Common Stocks and Equity Interests — Continued
Financials — Continued
Consumer Finance — Continued
EZCORP Inc.	133,100	$1,818,146	A

		5,504,128

Diversified Financial Services — 0.5%
Interactive Brokers Group Inc.	44,406	882,347	A
Life Partners Holdings Inc.	14,100	252,390

		1,134,737

Insurance — 4.5%
American Equity Investment Life Holding Co.	166,980	1,172,200
Amerisafe Inc.	16,090	277,553	A
Amtrust Financial Services Inc.	53,000	604,730
Aspen Insurance Holdings Ltd.	43,760	1,158,327
Assured Guaranty Ltd.	47,900	930,218
CNA Surety Corp.	36,100	584,820	A
Conseco Inc.	393,325	2,068,889	A
Delphi Financial Group Inc.	45,600	1,031,928
First Mercury Financial Corp.	4,600	61,272
Flagstone Reinsurance Holdings Ltd.	26,466	298,536
Hallmark Financial Services Inc.	8,500	68,425	A
Infinity Property and Casualty Corp.	8,970	381,046
Max Capital Group Ltd.	9,700	207,289
Meadowbrook Insurance Group Inc.	6,800	50,320
National Financial Partners Corp.	60,000	523,200	A

		9,418,753

Real Estate Investment Trusts (REITs) — 4.3%
Agree Realty Corp.	5,800	132,994
American Capital Agency Corp.	25,370	721,777
Anworth Mortgage Asset Corp.	172,050	1,355,754
Ashford Hospitality Trust	280,220	969,561	A
Associated Estates Realty Corp.	16,300	156,806
Corporate Office Properties Trust	5,700	210,216
Getty Realty Corp.	33,690	826,753
Hatteras Financial Corp.	31,990	959,060
MFA Financial Inc.	123,500	983,060
NorthStar Realty Finance Corp.	145,400	510,354
PS Business Parks Inc.	4,000	205,280
Senior Housing Properties Trust	54,720	1,045,699
Tanger Factory Outlet Centers Inc.	26,144	976,217

		9,053,531

Thrifts and Mortgage Finance — 0.6%
Danvers Bancorp Inc.	26,330	357,825
First Defiance Financial Corp.	6,787	101,194
NASB Financial Inc.	1,500	39,450

Quarterly Report to Shareholders 5

	Shares/Par	Value
Common Stocks and Equity Interests — Continued
Financials — Continued
Thrifts and Mortgage Finance — Continued
OceanFirst Financial Corp.	4,500	$52,200
Provident New York Bancorp	47,980	458,209
Tree.com Inc.	5,700	43,035	A
United Financial Bancorp Inc.	9,700	112,326

		1,164,239

Health Care — 16.6%
Biotechnology — 4.1%
Alkermes Inc.	106,660	980,205	A
Cubist Pharmaceuticals Inc.	111,901	2,260,400	A
Enzon Pharmaceuticals Inc.	18,700	154,275	A
Human Genome Sciences Inc.	52,706	991,927	A
Martek Biosciences Corp.	86,900	1,963,071	A
Myriad Genetics Inc.	20,037	117,417	A
Onyx Pharmaceuticals Inc.	12,900	386,613	A
PDL BioPharma Inc.	167,450	1,319,506
ZymoGenetics Inc.	64,064	386,947	A

		8,560,361

Health Care Equipment and Supplies — 4.5%
ICU Medical Inc.	17,180	633,255	A
Invacare Corp.	101,436	2,259,994
Kensey Nash Corp.	34,040	985,458	A
Merit Medical Systems Inc.	28,800	499,104	A
Sirona Dental Systems Inc.	82,150	2,443,962	A
STERIS Corp.	83,859	2,553,507

		9,375,280

Health Care Providers and Services — 4.3%
Amedisys Inc.	39,871	1,739,572	A
AMERIGROUP Corp.	62,655	1,389,061	A
Catalyst Health Solutions Inc.	41,716	1,216,022	A
Centene Corp.	84,770	1,605,544	A
Emergency Medical Services Corp.	26,640	1,238,760	A
Healthspring Inc.	93,300	1,142,925	A
Kindred Healthcare Inc.	8,510	138,117	A
Molina Healthcare Inc.	29,580	612,010	A

		9,082,011

Life Sciences Tools and Services — 1.2%
Affymetrix Inc.	61,528	540,216	A
Bio-Rad Laboratories Inc.	15,212	1,397,678	A
Varian Inc.	12,700	648,462	A

		2,586,356

Pharmaceuticals — 2.5%
Medicis Pharmaceutical Corp.	15,940	340,319

6 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio - Continued

	Shares/Par	Value
Common Stocks and Equity Interests — Continued
Health Care — Continued
Pharmaceuticals — Continued
Par Pharmaceutical Cos. Inc.	27,371	$588,750	A
Questcor Pharmaceuticals Inc.	112,500	621,000	A
The Medicines Co.	52,383	576,737	A
Valeant Pharmaceuticals International	83,675	2,347,921	A
ViroPharma Inc.	66,050	635,401	A

		5,110,128

Industrials — 13.3%
Aerospace and Defense — 0.5%
American Science and Engineering Inc.	6,700	455,868
GenCorp Inc.	71,300	382,168	A
Triumph Group Inc.	3,709	177,995

		1,016,031

Airlines — 1.2%
Allegiant Travel Co.	21,050	801,795	A
Hawaiian Holdings Inc.	108,250	894,145	A
Republic Airways Holdings Inc.	83,085	775,183	A

		2,471,123

Building Products — 0.2%
Ameron International Corp.	200	13,996
Apogee Enterprises Inc.	31,890	478,988

		492,984

Commercial Services and Supplies — 2.7%
ACCO Brands Corp.	53,981	389,743	A
Consolidated Graphics Inc.	9,400	234,530	A
Kimball International Inc.	27,560	210,283
Knoll Inc.	118,400	1,234,912
North American Galvanizing and Coating Inc.	9,510	57,726	A
Sykes Enterprises Inc.	99,908	2,080,084	A
TeleTech Holdings Inc.	91,720	1,564,743	A

		5,772,021

Construction and Engineering — 3.2%
Comfort Systems USA Inc.	182,063	2,110,110
EMCOR Group Inc.	61,010	1,544,773	A
Great Lakes Dredge and Dock Co.	44,200	308,516
MasTec Inc.	79,986	971,830	A
Michael Baker Corp.	21,250	772,225	A
Pike Electric Corp.	79,000	946,420	A

		6,653,874

Industrial Conglomerates — 0.2%
Tredegar Corp.	22,850	331,325

Quarterly Report to Shareholders 7

	Shares/Par	Value
Common Stocks and Equity Interests — Continued
Industrials — Continued
Machinery — 2.0%
Chart Industries Inc.	55,340	$1,194,790	A
CIRCOR International Inc.	15,360	434,074
Columbus McKinnon Corp.	57,000	863,550	A
L.B. Foster Co.	57,100	1,746,118	A

		4,238,532

Marine — 0.1%
Ultrapetrol Bahamas Ltd.	22,200	109,224	A

Road and Rail — 2.5%
Avis Budget Group Inc.	168,296	2,248,435	A
Dollar Thrifty Automotive Group Inc.	96,800	2,380,312	A
Marten Transport Ltd.	30,790	525,277	A
Saia Inc.	4,300	69,144	A

		5,223,168

Trading Companies and Distributors — 0.7%
Beacon Roofing Supply Inc.	92,100	1,471,758	A

Information Technology — 17.2%
Communications Equipment — 4.5%
3Com Corp.	664,618	3,475,952	A
Arris Group Inc.	209,630	2,727,286	A
Avocent Corp.	126,216	2,558,399	A
Powerwave Technologies Inc.	435,465	696,744	A

		9,458,381

Computers and Peripherals — 0.2%
Novatel Wireless Inc.	15,400	174,944	A
Quantum Corp.	177,392	223,514	A

		398,458

Electronic Equipment, Instruments & Components — 1.2%
Brightpoint Inc.	99,040	866,600	A
Multi-Fineline Electronix Inc.	19,900	571,329	A
SYNNEX Corp.	33,560	1,022,909	A

		2,460,838

Internet Software and Services — 2.3%
Earthlink Inc.	127,920	1,075,807
SonicWALL Inc.	48,730	409,332	A
United Online Inc.	222,324	1,787,485
VistaPrint NV	22,900	1,162,175	A
Web.com Group Inc.	31,870	225,959	A

		4,660,758

IT Services — 2.5%
CACI International Inc.	2,500	118,175	A

8 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio - Continued

	Shares/Par	Value
Common Stocks and Equity Interests — Continued
Information Technology — Continued
IT Services — Continued
Ciber Inc.	134,900	$539,600	A
CSG Systems International Inc.	84,840	1,358,288	A
Global Cash Access Holdings Inc.	90,380	660,678	A
Ness Technologies Inc.	51,300	404,757	A
Sapient Corp.	146,869	1,180,827	A
StarTek Inc.	12,300	106,764	A
VeriFone Holdings Inc.	57,600	915,264	A

		5,284,353

Semiconductors and Semiconductor Equipment — 2.8%
Actel Corp.	30,451	370,589	A
Cirrus Logic Inc.	46,360	257,762	A
Conexant Systems Inc.	81,400	223,036	A
Diodes Inc.	15,700	284,013	A
DSP Group Inc.	17,000	138,380	A
Entegris Inc.	179,908	890,544	A
MIPS Technologies Inc.	74,131	279,474	A
Photronics Inc.	12,900	61,146	A
RF Micro Devices Inc.	145,500	790,065	A
Sigma Designs Inc.	26,983	392,063	A
TriQuint Semiconductor Inc.	127,100	981,212	A
Ultratech Inc.	29,089	384,847	A
Zoran Corp.	73,508	846,812	A

		5,899,943

Software — 3.7%
Actuate Corp.	17,200	99,416	A
JDA Software Group Inc.	58,150	1,275,811	A
Progress Software Corp.	49,182	1,113,972	A
Quest Software Inc.	104,950	1,768,407	A
Storagenetworks Inc.	981,378	1	B,C
Sybase Inc.	69,661	2,709,813	A
TeleCommunication Systems Inc.	92,360	772,130	A

		7,739,550

Materials — 3.4%
Chemicals — 1.8%
Hawkins Inc.	7,740	180,807
Innophos Holdings Inc.	59,910	1,108,335
Koppers Holdings Inc.	62,179	1,843,607
Spartech Corp.	54,000	581,580

		3,714,329

Containers and Packaging — 1.0%
Rock-Tenn Co.	46,950	2,211,814

Quarterly Report to Shareholders 9

	Shares/Par	Value
Common Stocks and Equity Interests — Continued
Materials — Continued
Metals and Mining — 0.1%
Brush Engineered Materials Inc.	9,000	$220,140	A

Paper and Forest Products — 0.5%
Louisiana-Pacific Corp.	152,081	1,014,380	A

Telecommunication Services — 1.5%
Diversified Telecommunication Services — 1.1%
Cincinnati Bell Inc.	525,058	1,837,703	A
Premiere Global Services Inc.	67,500	560,925	A

		2,398,628

Wireless Telecommunication Services — 0.4%
USA Mobility Inc.	49,600	638,848
Virgin Mobile USA Inc.	29,420	147,100	A

		785,948

Utilities — 3.4%
Electric Utilities — 1.7%
El Paso Electric Co.	110,850	1,958,719	A
UIL Holdings Corp.	39,065	1,030,925
Unisource Energy Corp.	16,950	521,213
Unitil Corp.	2,240	50,288

		3,561,145

Gas Utilities — 0.3%
New Jersey Resources Corp.	13,400	486,554

Multi-Utilities — 1.4%
Avista Corp.	80,850	1,634,787
NorthWestern Corp.	55,150	1,347,315

		2,982,102

Total Common Stocks and Equity Interests (Cost — $194,077,639)		208,401,643

Repurchase Agreements — 0.3%
Bank of America 0.01%, dated 9/30/09, to be repurchased at $278,065 on 10/1/09 (Collateral: $285,000 Federal Home Loan Bank Bonds, 0.500% due 10/18/10, value $284,848)	$278,065	278,065
JPMorgan Chase & Co. 0.01%, dated 9/30/09, to be repurchased at $278,066 on 10/1/09 (Collateral: $285,000 Federal Home Loan Bank Bonds, 1.120% due 3/16/10, value $286,139)	278,066	278,066

Total Repurchase Agreements (Cost — $556,131)		556,131

Total Investments — 99.9% (Cost — $194,633,770)D		208,957,774
Other Assets Less Liabilities — 0.1%		302,364

Net Assets — 100.0%		$209,260,138

10 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio - Continued

A	Non-income producing.
B	Security is valued in good faith at fair value by or under the direction of the Board of Directors.
C	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
D

Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$35,855,840
Gross unrealized depreciation	(21,531,836)

Net unrealized appreciation	$14,324,004

Notes to Portfolio of Investments (unaudited)

Organization and Significant Accounting Policies (unaudited)

Legg Mason Charles Street Trust, Inc. (“Corporation”), of which Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio (formerly known as Batterymarch U.S. Small Capitalization Equity Portfolio) (“Fund”) is a separate series, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end diversified management investment company.

Investment Valuation

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Subsequent events have been evaluated through November 19, 2009, the issuance date of the financial statements.

The Fund’s securities are valued under policies approved by and under the general oversight of the Board of Directors. The Fund has adopted Financial Accounting Standards Board Codification Section 820 (formerly Statement of Financial Accounting Standards No. 157) (“ASC Section 820”). ASC Section 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with the procedures approved by the Corporation’s Board of Directors.

If a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s advisor to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks and equity interests:
Information technology	$35,902,280	—	$1	$35,902,281
Other common stocks and equity interests	172,499,362	—	—	172,499,362

Total common stocks and equity interests	208,401,642	—	1	208,401,643

Short-term securities†	—	556,131	—	556,131

Total investments	$208,401,642	$556,131	$1	$208,957,774

†	See Portfolio of Investments for additional detailed categorizations

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Common Stocks and Equity Interests Information technology	TOTAL
Balance as of December 31, 2008	—	—
Accrued premiums/discounts	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation (depreciation)[1]	$1	$1
Net purchases (sales)	—	—
Net transfers in and/or out of Level 3	—	—

Balance as of September 30, 2009	$1	$1

Net unrealized appreciation (depreciation) for investments in securities still held at September 30, 2009(1)	$1	$1

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

Security Transactions

Security transactions are accounted for on a trade date basis.

Repurchase Agreements

When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Section 815 (formerly Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

At September 30, 2009, the Fund did not hold any derivative instruments.

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and (2) that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Charles Street Trust, Inc.

By:	/S/ DAVID R. ODENATH
David R. Odenath
President, Legg Mason Charles Street Trust, Inc.

Date: November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DAVID R. ODENATH
David R. Odenath
President, Legg Mason Charles Street Trust, Inc.

Date: November 24, 2009

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer and Treasurer, Legg Mason Charles Street Trust, Inc.

Date: November 24, 2009